Accrued Liabilities (Details) - Schedule of Accrued Liabilities - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Liabilities [Abstract]
Lab services & supplies		$ 160,482	$ 6,080
Professional fees	442,719	167,386	73,090
Other	55,658		3,918
Total accrued liabilities	$ 498,377	$ 327,868	$ 196,020